SEGMENT INFORMATION (Details) $ in Thousands	12 Months Ended
	Mar. 31, 2018 USD ($) segment	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)
Segment information
Number of operating segments | segment	2
Number of reporting segments | segment	2
Net revenues:
Net revenues	$ 563,932	$ 435,713	$ 370,812
Cost of revenues:
Cost of revenues	325,656	262,134	210,909
Gross profit:
Gross profit	238,276	173,579	159,903
Operating expenses:
Selling and marketing expenses	96,594	74,304	64,763
General and administrative expenses	126,255	82,783	65,422
Research and development expenses	3,055	3,194	3,716
Total operating expenses	225,904	160,281	133,901
Income from operations	12,372	13,298	26,002
Medical examinations and other medical services
Net revenues:
Net revenues	546,610	427,065	364,635
Cost of revenues:
Cost of revenues	308,064	253,147	206,034
Gross profit:
Gross profit	238,546	173,918	158,601
Medical examinations and other medical services | Medical examinations
Net revenues:
Net revenues	451,005	360,365	308,053
Medical examinations and other medical services | Disease screening
Net revenues:
Net revenues	55,233	34,951	27,092
Medical examinations and other medical services | Other services
Net revenues:
Net revenues	40,372	31,749	29,490
Dental services
Net revenues:
Net revenues	17,322	8,648	6,177
Cost of revenues:
Cost of revenues	17,592	8,987	4,875
Gross profit:
Gross profit	$ (270)	$ (339)	$ 1,302